Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
08.31 Fidelity Series Corporate Bond Fund PRO-05
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to theFidelity® Series Corporate Bond FundOctober 30, 2021Prospectus
08.31 Fidelity Series Corporate Bond Fund PRO-05 | Fidelity® Series Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities. Normally investing primarily in investment-grade corporate debt securities and repurchase agreements for those securities.